UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF CONTINENTAL INCOME FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 2.02%
Lockheed Martin Corporation	182,300	$10,168,694

Aluminum - 1.12%
Alcoa Incorporated	168,100	5,646,479

Banks - 3.90%
Citigroup Inc.	165,300	7,293,036
Northern Trust Corporation	112,400	4,585,358
Wells Fargo & Company	130,000	7,751,900

		19,630,294

Beverages - 1.55%
Anheuser-Busch Companies, Inc.	84,300	4,210,785
Brown-Forman Corporation, Class B	78,000	3,572,400

		7,783,185

Broadcasting - 0.68%
Cox Communications, Inc., Class A*	102,739	3,403,743

Business Equipment and Services - 3.80%
Cintas Corporation	149,100	6,264,436
First Data Corporation	127,900	5,563,650
Manpower Inc.	163,400	7,269,666

		19,097,752

Capital Equipment - 2.35%
Illinois Tool Works Inc.	46,300	4,313,771
Ingersoll-Rand Company Limited, Class A	110,500	7,510,685

		11,824,456

Chemicals -- Petroleum and Inorganic - 0.79%
Dow Chemical Company (The)	87,700	3,962,286

Chemicals -- Specialty - 1.46%
Air Products and Chemicals, Inc.	135,500	7,368,490

Computers - Micro - 2.36%
Apple Computer, Inc.*	140,800	5,457,408
Dell Inc.*	179,800	6,391,890

		11,849,298

Computers -- Peripherals - 3.92%
Check Point Software Technologies Ltd.*	156,200	2,651,495
EMC Corporation*	518,200	5,980,028
Microsoft Corporation	402,000	11,113,290

		19,744,813

Cosmetics and Toiletries - 2.25%
Avon Products, Inc.	125,300	5,473,104
Estee Lauder Companies Inc. (The), Class A	140,100	5,856,180

		11,329,284

Electrical Equipment - 2.22%
Emerson Electric Co.	95,300	5,898,117
Molex Incorporated, Class A	200,000	5,259,000

		11,157,117

Electronic Components - 0.98%
Intel Corporation	245,000	4,909,800

Electronic Instruments - 0.60%
Lam Research Corporation*	138,000	3,018,750

Finance Companies - 3.66%
Countrywide Financial Corporation	157,000	6,184,230
Fannie Mae	72,700	4,609,180
SLM Corporation	170,800	7,617,680

		18,411,090

Food and Related - 1.00%
Dean Foods Company*	168,300	5,052,366

Forest and Paper Products - 1.68%
International Paper Company	116,000	4,687,560
Sealed Air Corporation*	81,230	3,765,011

		8,452,571

Health Care -- Drugs - 5.48%
Abbott Laboratories	130,000	5,506,800
Allergan, Inc.	67,100	4,868,105
Amgen Inc.*	75,000	4,259,625
Novartis AG ADR	80,400	3,752,268
Pfizer Inc.	301,132	9,214,639

		27,601,437

Health Care -- General - 2.64%
Biomet, Inc.	174,000	8,156,250
Johnson & Johnson	90,700	5,109,131

		13,265,381

Hospital Supply and Management - 1.41%
Medtronic, Inc.	137,000	7,110,300

Household - General Products - 0.81%
Colgate-Palmolive Company	90,000	4,066,200

Insurance - Life - 1.12%
Lincoln National Corporation	120,000	5,640,000

Insurance -- Property and Casualty - 2.43%
Berkshire Hathaway Inc., Class B*	2,000	5,742,000
Chubb Corporation (The)	92,400	6,493,872

		12,235,872

Leisure Time Industry - 2.40%
Royal Caribbean Cruises Ltd.	161,000	7,019,600
Walt Disney Company (The)	223,300	5,035,415

		12,055,015

Motion Pictures - 0.77%
News Corporation Limited (The), ADR	118,000	3,878,660

Multiple Industry - 1.82%
General Electric Company	273,300	9,177,414

Petroleum -- International - 3.97%
BP p.l.c., ADR	110,300	6,345,559
Burlington Resources Inc.	166,900	6,809,520
Exxon Mobil Corporation	141,338	6,830,866

		19,985,945

Petroleum - Services - 2.41%
Nabors Industries Ltd.*	112,800	5,341,080
Schlumberger Limited	100,800	6,784,848

		12,125,928

Retail - General Merchandise - 2.19%
Costco Wholesale Corporation	154,300	6,407,307
Wal-Mart Stores, Inc.	86,900	4,623,080

		11,030,387

Security and Commodity Brokers - 2.61%
American Express Company	132,500	6,818,450
Morgan Stanley	127,700	6,295,610

		13,114,060

Steel - 0.76%
United States Steel Corporation	102,200	3,844,764

Trucking and Shipping - 1.21%
Expeditors International of Washington, Inc.	117,700	6,083,324

Utilities -- Electric - 3.33%
Dominion Resources, Inc.	91,000	5,937,750
Exelon Corporation	183,300	6,725,277
Southern Company	137,300	4,116,254

		16,779,281

Utilities -- Telephone - 1.61%
AT&T Corp.	152,000	2,176,640
SBC Communications Inc.	228,600	5,932,170

		8,108,810

TOTAL COMMON STOCKS - 73.31%		$368,913,246

(Cost: $318,793,923)

Principal Amount in Thousands

CORPORATE DEBT SECURITIES

Air Transportation - 0.73%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,680,091

Beverages - 1.02%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	4,500	5,151,537

Communications Equipment - 0.01%
Corning Incorporated,
0.0%, 11-8-15, Convertible	33	25,740

Finance Companies - 0.24%
California Infrastructure and Economic Development Bank,
Special Purpose Trust SCE-1,
6.38%, 9-25-08	1,167	1,214,074

Multiple Industry - 1.54%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,723,138

TOTAL CORPORATE DEBT SECURITIES - 3.54%		$17,794,580

(Cost: $14,649,412)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 3.17%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,640,070
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,506,440
7.25%, 1-15-10	5,000	5,798,265

		15,944,775

Mortgage-Backed Obligations - 2.11%
Federal National Mortgage Association Fixed Rate
Pass-Through Certificates:
8.25%, 6-1-08	49	52,144
4.5%, 7-1-18	4,584	4,581,290
Government National Mortgage Association Fixed
Rate Pass-Through Certificates:
9.0%, 7-15-16	2	2,006
9.0%, 8-15-16	43	48,203
9.0%, 10-15-16	26	29,601
9.0%, 10-15-16	16	18,367
9.0%, 10-15-16	15	16,637
9.0%, 10-15-16	9	10,173
9.0%, 11-15-16	28	30,956
9.0%, 1-15-17	9	10,649
9.0%, 1-15-17	3	3,777
9.0%, 3-15-17	32	35,191
9.0%, 4-15-17	35	39,304
4.0%, 9-15-18	4,542	4,441,258
.5%, 8-15-28	1,224	1,295,629

		10,615,185

Treasury Obligations - 13.95%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,700,038
6.25%, 8-15-23	10,000	11,677,340
United States Treasury Notes:
7.5%, 2-15-05	33,000	33,683,199
6.5%, 8-15-05	4,000	4,149,376
3.25%, 8-15-07	5,000	5,055,275
.625%, 5-15-08	5,000	4,926,760

		70,191,988

Treasury Inflation Protected Obligation - 0.69%
United States Treasury Note,
3.0%, 7-15-12 (A)	3,145	3,482,596

TOTAL UNITED STATES GOVERNMENT SECURITIES - 19.92%		$100,234,544

(Cost: $95,866,007)

TOTAL SHORT-TERM SECURITIES - 3.15%		$15,854,446

(Cost: $15,854,446)

TOTAL INVESTMENT SECURITIES - 99.92%		$502,796,816

(Cost: $445,163,788)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%		420,821

NET ASSETS - 100.00%		$503,217,637

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)
The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004